Summary of Significant Accounting Policies: Basis of Accounting, Policy (Policies)	12 Months Ended
Dec. 31, 2020
Policies
Basis of Accounting, Policy

(a)Basis of Presentation

These financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States (“US GAAP”) and are expressed in U.S. dollars.